Share Based Compensation (Details) - Schedule of Group decided to cancel all the shares of options - Stock Options [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation (Details) - Schedule of Group decided to cancel all the shares of options [Line Items]
Number of options, Beginning	2,695,194	2,350,000	2,516,225	2,508,805	2,825,390
Weighted average exercise price, Beginning	$ 5.08	$ 1.2	$ 5.29	$ 5.29	$ 5.38
Weighted average remaining contractual term (Years), Beginning	6 years 11 months 26 days	2 years 4 months 20 days	5 years 6 months 7 days	6 years 3 days	6 years 5 months 4 days
Aggregate intrinsic value, Beginning	$ 6,561	$ 4,828	$ 5,653	$ 312	$ 6,860
Number of options, Granted	180,000		2,350,000	280,000
Weighted average exercise price, Granted	$ 5.3		$ 1.2	$ 3.65
Number of options, Forfeited	(49,804)		(2,516,225)	(272,580)	(316,585)
Weighted average exercise price, Forfeited	$ 6.58		$ 5.12	$ 2.26	$ 3.09
Number of options, Ending	2,825,390	2,350,000	2,350,000	2,516,225	2,508,805
Weighted average exercise price, Ending	$ 5.38	$ 1.2	$ 1.2	$ 5.29	$ 5.29
Weighted average remaining contractual term (Years), Ending	6 years 5 months 4 days	1 year 2 months 19 days	2 years 4 months 20 days	5 years 6 months 7 days	6 years 3 days
Aggregate intrinsic value, Ending	$ 6,860		$ 4,828	$ 5,653	$ 312